Cover	6 Months Ended
Mar. 31, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2025
Current Fiscal Year End Date	--09-30
Entity File Number	001-42452
Entity Registrant Name	WF International Limited
Entity Central Index Key	0001979610
Entity Address, Address Line One	No. 1110, 11th Floor
Entity Address, Address Line Two	Unit 1, Building 7
Entity Address, Address Line Three	No. 477, Wanxing Road
Entity Address, City or Town	Chengdu
Entity Address, Country	CN
Entity Address, Postal Zip Code	610041